UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Foreign Fund
Class A [TEMFX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$115	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Foreign Fund returned 8.91%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Templeton Foreign Fund	PAGE 1	104-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	8.91	10.51	5.41
Class A (with sales charge)	2.93	9.28	4.82
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%
Templeton Foreign Fund	PAGE 2	104-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	104-ATSR-1025

Templeton Foreign Fund
Class C [TEFTX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$193	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Foreign Fund returned 8.13%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Templeton Foreign Fund	PAGE 1	204-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	8.13	9.66	4.61
Class C (with sales charge)	7.13	9.66	4.61
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	204-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	204-ATSR-1025

Templeton Foreign Fund
Class R [TEFRX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$141	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Templeton Foreign Fund returned 8.63%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Templeton Foreign Fund	PAGE 1	804-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	8.63	10.24	5.14
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	804-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	804-ATSR-1025

Templeton Foreign Fund
Class R6 [FTFGX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$77	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Foreign Fund returned 9.31%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Templeton Foreign Fund	PAGE 1	340-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	9.31	10.90	5.83
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	340-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	340-ATSR-1025

Templeton Foreign Fund
Advisor Class [TFFAX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$89	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Foreign Fund returned 9.14%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Templeton Foreign Fund	PAGE 1	604-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	9.14	10.78	5.66
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	604-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	604-ATSR-1025

Templeton World Fund
Class A [TEMWX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton World Fund returned 14.23%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Templeton World Fund	PAGE 1	102-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	14.23	10.44	6.91
Class A (with sales charge)	7.92	9.20	6.31
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%
Templeton World Fund	PAGE 2	102-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	102-ATSR-1025

Templeton World Fund
Class C [TEWTX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton World Fund returned 13.39%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Templeton World Fund	PAGE 1	202-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	13.39	9.62	6.10
Class C (with sales charge)	12.39	9.62	6.10
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	202-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	202-ATSR-1025

Templeton World Fund
Class R6 [FTWRX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$82	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton World Fund returned 14.61%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Templeton World Fund	PAGE 1	802-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	14.61	10.77	7.24
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	802-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	802-ATSR-1025

Templeton World Fund
Advisor Class [TWDAX]
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$86	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton World Fund returned 14.55%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Templeton World Fund	PAGE 1	602-ATSR-1025

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2015 — 8/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.55	10.72	7.18
MSCI All Country World Index-NR	15.79	12.00	11.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	602-ATSR-1025

HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	602-ATSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $124,940 in August 31, 2024 and $97,689 in August 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $6,000 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2024 and $21,000 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $47,804 in August 31, 2024 and $0 in August 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)        pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $193,804 in August 31, 2024 and $218,343 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Funds
Financial Statements and Other Important Information
Annual | August 31, 2025
Templeton Foreign Fund
Templeton World Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 15
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 31
Tax Information 32
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.60 $7.78 $6.32 $7.77 $6.22
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.18 0.16 0.13 0.18
c
Net realized and unrealized gains (losses) ........... 0.56 0.83 1.38 (1.28) 1.46
Total from investment operations .................... 0.73 1.01 1.54 (1.15) 1.64
Less distributions from:
Net investment income .......................... (0.18) (0.19) (0.08) (0.30) (0.09)
Net asset value, end of year ....................... $9.15 $8.60 $7.78 $6.32 $7.77
Total return
d
................................... 8.91% 13.28% 24.57% (15.25)% 26.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.13% 1.12% 1.16% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.10% 1.10% 1.10% 1.07%
Net investment income ........................... 1.99% 2.26% 2.20% 1.80% 2.45%
c
Supplemental data
Net assets, end of year (000’s) ..................... $1,541,500 $1,606,239 $1,605,982 $1,418,293 $1,990,939
Portfolio turnover rate ............................ 44.39%
e
42.01% 14.85% 29.07% 37.85%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.59 $7.76 $6.29 $7.70 $6.17
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.12 0.10 0.07 0.13
c
Net realized and unrealized gains (losses) ........... 0.58 0.83 1.39 (1.27) 1.43
Total from investment operations .................... 0.68 0.95 1.49 (1.20) 1.56
Less distributions from:
Net investment income .......................... (0.11) (0.12) (0.02) (0.21) (0.03)
Net asset value, end of year ....................... $9.16 $8.59 $7.76 $6.29 $7.70
Total return
d
................................... 8.13% 12.40% 23.65% (15.95)% 25.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.88% 1.87% 1.87% 1.91% 1.90%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.85% 1.85% 1.85% 1.82%
Net investment income ........................... 1.17% 1.47% 1.41% 1.03% 1.81%
c
Supplemental data
Net assets, end of year (000’s) ..................... $13,876 $17,220 $21,611 $23,962 $39,083
Portfolio turnover rate ............................ 44.39%
e
42.01% 14.85% 29.07% 37.85%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.38 $7.58 $6.16 $7.58 $6.08
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.16 0.14 0.11 0.16
c
Net realized and unrealized gains (losses) ........... 0.55 0.82 1.35 (1.25) 1.42
Total from investment operations .................... 0.69 0.98 1.49 (1.14) 1.58
Less distributions from:
Net investment income .......................... (0.16) (0.18) (0.07) (0.28) (0.08)
Net asset value, end of year ....................... $8.91 $8.38 $7.58 $6.16 $7.58
Total return .................................... 8.63% 13.09% 24.27% (15.54)% 26.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.39% 1.38% 1.37% 1.41% 1.40%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.35% 1.35% 1.35% 1.32%
Net investment income ........................... 1.74% 2.03% 1.95% 1.57% 2.21%
c
Supplemental data
Net assets, end of year (000’s) ..................... $113,063 $121,214 $116,518 $103,984 $123,744
Portfolio turnover rate ............................ 44.39%
d
42.01% 14.85% 29.07% 37.85%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.43 $7.63 $6.20 $7.64 $6.12
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.21 0.18 0.15 0.21
c
Net realized and unrealized gains (losses) ........... 0.54 0.81 1.36 (1.26) 1.43
Total from investment operations .................... 0.74 1.02 1.54 (1.11) 1.64
Less distributions from:
Net investment income .......................... (0.21) (0.22) (0.11) (0.33) (0.12)
Net asset value, end of year ....................... $8.96 $8.43 $7.63 $6.20 $7.64
Total return .................................... 9.31% 13.69% 25.02% (14.98)% 27.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.78% 0.77% 0.81% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.74% 0.74% 0.73% 0.69%
Net investment income ........................... 2.37% 2.72% 2.57% 2.13% 2.86%
c
Supplemental data
Net assets, end of year (000’s) ..................... $368,372 $387,773 $341,058 $290,974 $531,344
Portfolio turnover rate ............................ 44.39%
d
42.01% 14.85% 29.07% 37.85%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.44 $7.64 $6.21 $7.64 $6.12
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.20 0.17 0.15 0.20
c
Net realized and unrealized gains (losses) ........... 0.55 0.81 1.36 (1.26) 1.43
Total from investment operations .................... 0.73 1.01 1.53 (1.11) 1.63
Less distributions from:
Net investment income .......................... (0.20) (0.21) (0.10) (0.32) (0.11)
Net asset value, end of year ....................... $8.97 $8.44 $7.64 $6.21 $7.64
Total return .................................... 9.14% 13.55% 24.84% (14.99)% 26.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.88% 0.87% 0.92% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.85% 0.85% 0.85% 0.82%
Net investment income ........................... 2.19% 2.54% 2.43% 2.06% 2.80%
c
Supplemental data
Net assets, end of year (000’s) ..................... $546,122 $672,907 $680,297 $602,921 $620,885
Portfolio turnover rate ............................ 44.39%
d
42.01% 14.85% 29.07% 37.85%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current year information.

Templeton Funds
Schedule of Investments, August 31, 2025
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 94.7%
China 5.5%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 4,634,725 $ 76,740,245
a
Tencent Holdings Ltd. ............. Interactive Media & Services 833,937 64,583,841
141,324,086
Denmark 1.9%
Novo Nordisk A/S , B .............. Pharmaceuticals 877,179 49,568,874
France 11.6%
BNP Paribas SA ................. Banks 930,639 83,631,690
Carrefour SA .................... Consumer Staples Distribution & Retail 7,529,059 109,004,591
Dassault Aviation SA .............. Aerospace & Defense 166,989 52,714,122
Kering SA ...................... Textiles, Apparel & Luxury Goods 201,448 53,980,847
299,331,250
Germany 1.0%
Continental AG .................. Automobile Components 300,310 26,332,723
Hong Kong 3.9%
AIA Group Ltd. .................. Insurance 2,768,066 26,308,685
Prudential plc ................... Insurance 5,682,639 75,793,853
102,102,538
India 2.8%
HDFC Bank Ltd. ................. Banks 6,651,352 71,790,884
Japan 5.2%
Sumitomo Mitsui Financial Group, Inc. . Banks 3,065,687 83,495,812
Toyota Motor Corp. ............... Automobiles 2,633,070 50,982,650
134,478,462
Netherlands 8.0%
Akzo Nobel NV .................. Chemicals 808,055 55,856,628
ASM International NV ............. Semiconductors & Semiconductor Equipment 81,190 38,985,025
Heineken NV ................... Beverages 483,760 39,237,761
ING Groep NV .................. Banks 3,026,876 72,266,617
206,346,031
Portugal 2.0%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 2,669,290 51,885,013
Singapore 2.4%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,269,625 61,850,393
South Korea 3.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,749,374 87,398,370
Sweden 1.5%
Securitas AB , B .................. Commercial Services & Supplies 2,484,955 38,027,612
Switzerland 2.3%
Adecco Group AG ................ Professional Services 1,856,598 59,473,191
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,067,724 77,439,183
United Kingdom 18.4%
AstraZeneca plc ................. Pharmaceuticals 573,668 91,450,950
Barratt Redrow plc ............... Household Durables 9,964,049 48,440,888
JD Sports Fashion plc ............. Specialty Retail 59,095,260 76,707,784

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Lloyds Banking Group plc .......... Banks 23,432,935 $ 25,137,298
Persimmon plc .................. Household Durables 3,145,867 45,200,213
SSE plc ....................... Electric Utilities 2,731,763 63,836,752
Standard Chartered plc ............ Banks 3,911,296 73,288,259
Unilever plc ..................... Personal Care Products 832,670 52,529,081
476,591,225
United States 21.8%
BP plc ......................... Oil, Gas & Consumable Fuels 18,543,706 108,473,714
CNH Industrial NV ................ Machinery 6,964,088 79,738,808
CRH plc ....................... Construction Materials 183,509 20,690,264
Freeport-McMoRan, Inc. ........... Metals & Mining 584,741 25,962,500
b
ICON plc ....................... Life Sciences Tools & Services 148,848 26,486,013
ManpowerGroup, Inc. ............. Professional Services 721,924 30,609,578
Sanofi SA ...................... Pharmaceuticals 662,103 65,688,576
Shell plc ....................... Oil, Gas & Consumable Fuels 1,822,771 67,113,279
Smurfit WestRock plc ............. Containers & Packaging 1,821,480 86,265,293
Stellantis NV .................... Automobiles 2,615,571 25,044,873
Swiss Re AG .................... Insurance 143,782 26,059,642
562,132,540
Total Common Stocks (Cost $ 2,013,877,392 ) ....................................
2,446,072,375
Short Term Investments 6.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.3%
Canada 3.8%
National Bank of Canada , 4.33% ,
9/02/25 ...................... 55,000,000 55,000,000
Royal Bank of Canada , 4.3% , 9/02/25 . 42,200,000 42,200,000
97,200,000
France 2.5%
Credit Agricole Corporate and
Investment Bank SA , 4.31% , 9/02/25 65,000,000 65,000,000
Total Time Deposits (Cost $ 162,200,000 ) .......................................
162,200,000
a a a a a
Total Short Term Investments (Cost $ 162,200,000 ) ...............................
162,200,000
a a a
Total Investments (Cost $ 2,176,077,392 ) 101.0% ................................
$2,608,272,375
Other Assets, less Liabilities (1.0) % ...........................................
(25,338,890)
Net Assets 100.0% ...........................................................
$2,582,933,485
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2025, the aggregate value of these securities was
$141,324,086, representing 5.5% of net assets.
b
Non-income producing.

Templeton Funds
Financial Highlights
Templeton World Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.62 $13.91 $11.85 $15.52 $12.71
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.05 0.01 0.04 (—)
c
0.20
d
Net realized and unrealized gains (losses) ........... 2.31 3.79 2.21 (3.44) 2.61
Total from investment operations .................... 2.36 3.80 2.25 (3.44) 2.81
Less distributions from:
Net investment income .......................... (—)
c
(0.09) (0.05) (0.23) —
Net realized gains ............................. (1.11) — (0.14) — —
Total distributions ............................... (1.11) (0.09) (0.19) (0.23) —
Net asset value, end of year ....................... $18.87 $17.62 $13.91 $11.85 $15.52
Total return
e
................................... 14.23% 27.48% 19.23% (22.39)% 22.11%
Ratios to average net assets
Expenses ..................................... 1.05% 1.03%
f
1.04%
f
1.04% 1.03%
f
Net investment income (loss) ...................... 0.26% 0.09% 0.32% (—)%
g
1.42%
d
Supplemental data
Net assets , end of year (000’s) ..................... $2,667,444 $2,592,377 $2,289,332 $2,138,297 $3,060,714
Portfolio turnover rate ............................ 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.71 $13.21 $11.30 $14.76 $12.18
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.08) (0.10) (0.06) (0.10) 0.10
c
Net realized and unrealized gains (losses) ........... 2.18 3.60 2.11 (3.29) 2.48
Total from investment operations .................... 2.10 3.50 2.05 (3.39) 2.58
Less distributions from:
Net investment income .......................... — — — (0.07) —
Net realized gains ............................. (1.11) — (0.14) — —
Total distributions ............................... (1.11) — (0.14) (0.07) —
Net asset value, end of year ....................... $17.70 $16.71 $13.21 $11.30 $14.76
Total return
d
................................... 13.39% 26.50% 18.33% (23.01)% 21.18%
Ratios to average net assets
Expenses ..................................... 1.80% 1.79%
e
1.79%
e
1.81% 1.80%
e
Net investment income (loss) ...................... (0.50)% (0.67)% (0.48)% (0.77)% 0.70%
c
Supplemental data
Net assets , end of year (000’s) ..................... $5,360 $6,187 $6,476 $7,348 $12,585
Portfolio turnover rate ............................ 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.64 $13.92 $11.86 $15.53 $12.69
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.06 0.08 0.04 0.24
c
Net realized and unrealized gains (losses) ........... 2.32 3.79 2.19 (3.43) 2.60
Total from investment operations .................... 2.42 3.85 2.27 (3.39) 2.84
Less distributions from:
Net investment income .......................... (0.05) (0.13) (0.07) (0.28) —
Net realized gains ............................. (1.11) — (0.14) — —
Total distributions ............................... (1.16) (0.13) (0.21) (0.28) —
Net asset value, end of year ....................... $18.90 $17.64 $13.92 $11.86 $15.53
Total return .................................... 14.61% 27.85% 19.50% (22.14)% 22.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.78% 0.77% 0.78% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.75% 0.75% 0.76% 0.76%
Net investment income ........................... 0.55% 0.41% 0.61% 0.29% 1.68%
c
Supplemental data
Net assets , end of year (000’s) ..................... $25,997 $26,493 $38,834 $34,238 $42,010
Portfolio turnover rate ............................ 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.65 $13.93 $11.86 $15.54 $12.70
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.05 0.07 0.03 0.24
c
Net realized and unrealized gains (losses) ........... 2.33 3.80 2.21 (3.44) 2.60
Total from investment operations .................... 2.42 3.85 2.28 (3.41) 2.84
Less distributions from:
Net investment income .......................... (0.05) (0.13) (0.07) (0.27) —
Net realized gains ............................. (1.11) — (0.14) — —
Total distributions ............................... (1.16) (0.13) (0.21) (0.27) —
Net asset value, end of year ....................... $18.91 $17.65 $13.93 $11.86 $15.54
Total return .................................... 14.55% 27.81% 19.52% (22.22)% 22.36%
Ratios to average net assets
Expenses ..................................... 0.80% 0.79%
d
0.79%
d
0.81% 0.80%
d
Net investment income ........................... 0.51% 0.33% 0.57% 0.24% 1.64%
c
Supplemental data
Net assets , end of year (000’s) ..................... $98,938 $93,548 $99,935 $86,424 $115,823
Portfolio turnover rate ............................ 100.16% 52.04% 47.28% 81.20% 41.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2025
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 98.7%
China 1.9%
a
Tencent Holdings Ltd. ............. Interactive Media & Services 695,703 $ 53,878,377
France 11.4%
Airbus SE ...................... Aerospace & Defense 389,677 81,469,416
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 73,989 43,685,634
Safran SA ...................... Aerospace & Defense 401,262 133,350,810
Vinci SA ....................... Construction & Engineering 444,925 60,345,859
318,851,719
Germany 3.6%
SAP SE ....................... Software 236,887 64,479,786
Siemens AG .................... Industrial Conglomerates 133,153 36,910,738
101,390,524
India 2.0%
HDFC Bank Ltd. ................. Banks 5,121,974 55,283,654
Japan 1.6%
Mizuho Financial Group, Inc. ........ Banks 1,388,119 45,666,201
Netherlands 4.7%
Akzo Nobel NV .................. Chemicals 542,741 37,516,855
ASM International NV ............. Semiconductors & Semiconductor Equipment 69,226 33,240,268
ING Groep NV .................. Banks 1,190,857 28,431,692
Universal Music Group NV ......... Entertainment 1,115,052 31,521,749
130,710,564
Taiwan 5.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,020,074 113,106,035
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 155,074 35,801,934
148,907,969
United Kingdom 5.3%
AstraZeneca plc ................. Pharmaceuticals 317,369 50,593,194
Rolls-Royce Holdings plc .......... Aerospace & Defense 6,688,866 96,455,792
147,048,986
United States 62.9%
Alcon AG ...................... Health Care Equipment & Supplies 344,458 27,450,884
Alphabet, Inc. , A ................. Interactive Media & Services 495,737 105,547,365
b
Amazon.com, Inc. ................ Broadline Retail 756,012 173,126,748
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 260,525 60,478,274
AT&T, Inc. ...................... Diversified Telecommunication Services 1,529,890 44,810,478
Bank of America Corp. ............ Banks 563,225 28,578,037
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 5,017 28,090,434
b
Builders FirstSource, Inc. .......... Building Products 314,250 43,580,190
Charles Schwab Corp. (The) ........ Capital Markets 592,679 56,802,355
CRH plc ....................... Construction Materials 622,955 70,362,767
Eli Lilly & Co. ................... Pharmaceuticals 64,107 46,963,506
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 306,573 70,864,349
HCA Healthcare, Inc. .............. Health Care Providers & Services 67,638 27,323,047
b
ICON plc ....................... Life Sciences Tools & Services 360,448 64,138,117
Intercontinental Exchange, Inc. ...... Capital Markets 175,210 30,942,086
Intuit, Inc. ...................... Software 53,142 35,445,714
KeyCorp ....................... Banks 1,496,539 28,972,995
Meta Platforms, Inc. , A ............ Interactive Media & Services 64,687 47,784,287
Microsoft Corp. .................. Software 389,946 197,581,739

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 30.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
b
MongoDB, Inc. , A ................ IT Services 95,294 $ 30,075,739
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 724,800 56,077,776
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 978,282 170,397,159
b
Pinterest, Inc. , A ................. Interactive Media & Services 1,278,808 46,842,737
Salesforce, Inc. .................. Software 307,072 78,687,200
Schneider Electric SE ............. Electrical Equipment 146,756 36,055,961
Smurfit WestRock plc ............. Containers & Packaging 871,754 41,286,269
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 65,375 32,211,570
Wells Fargo & Co. ................ Banks 970,182 79,729,557
1,760,207,340
Total Common Stocks (Cost $ 2,071,915,066 ) ....................................
2,761,945,334
Short Term Investments 1.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.6%
Canada 1.6%
National Bank of Canada , 4.33% ,
9/02/25 ...................... 45,800,000 45,800,000
Total Time Deposits (Cost $ 45,800,000 ) ........................................
45,800,000
a a a a a
Total Short Term Investments (Cost $ 45,800,000 ) ................................
45,800,000
a a a
Total Investments (Cost $ 2,117,715,066 ) 100.3% .................................
$2,807,745,334
Other Assets, less Liabilities (0.3) % ...........................................
(10,005,553)
Net Assets 100.0% ...........................................................
$2,797,739,781
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2025, the value of this security was $53,878,377, representing
1.9% of net assets.
b
Non-income producing.

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,176,077,392 $2,117,715,066
Value - Unaffiliated issuers ................................................. $2,608,272,375 $2,807,745,334
Cash ................................................................... 68,388 83,890
Foreign currency, at value (cost $ 16,148,428 and $ 12,594,669 , respectively) ............. 16,148,429 12,594,669
Receivables:
Investment securities sold .................................................. 29,792,115 —
Capital shares sold ....................................................... 845,048 312,205
Dividends and interest .................................................... 13,678,972 5,763,428
European Union tax reclaims (Note 1 d ) ........................................ — 725,647
Other assets ............................................................. 38,833 —
Total assets ......................................................... 2,668,844,160 2,827,225,173
Liabilities:
Payables:
Investment securities purchased ............................................. 74,983,722 17,433,037
Capital shares redeemed .................................................. 1,536,162 1,308,595
Management fees ........................................................ 1,654,015 1,653,985
Distribution fees ......................................................... 387,474 571,574
Transfer agent fees ....................................................... 991,777 499,511
Trustees' fees and expenses ................................................ 8,354 9,279
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............ — 1,110,522
Deferred taxes on unrealized appreciation ....................................... 6,055,493 6,662,306
Accrued expenses and other liabilities .......................................... 293,678 236,583
Total liabilities ........................................................ 85,910,675 29,485,392
Net assets, at value ................................................ $2,582,933,485 $2,797,739,781
Net assets consist of:
Paid-in capital ............................................................ $2,202,981,154 $1,824,156,913
Total distributable earnings (losses) ............................................ 379,952,331 973,582,868
Net assets, at value ................................................ $2,582,933,485 $2,797,739,781

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
World Fund
Class A:
Net assets, at value ...................................................... $1,541,500,072 $2,667,444,244
Shares outstanding ....................................................... 168,525,862 141,329,236
Net asset value per share
a ,b
................................................. $9.15 $18.87
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $9.68 $19.97
Class C:
Net assets, at value ...................................................... $13,876,145 $5,360,465
Shares outstanding ....................................................... 1,514,789 302,807
Net asset value and maximum offering price per share
a ,b
........................... $9.16 $17.70
Class R:
Net assets, at value ...................................................... $113,063,195 $—
Shares outstanding ....................................................... 12,693,827 —
Net asset value and maximum offering price per share
b
............................ $8.91 $—
Class R6:
Net assets, at value ...................................................... $368,372,411 $25,997,370
Shares outstanding ....................................................... 41,114,729 1,375,644
Net asset value and maximum offering price per share
b
............................ $8.96 $18.90
Advisor Class:
Net assets, at value ...................................................... $546,121,662 $98,937,702
Shares outstanding ....................................................... 60,879,120 5,232,993
Net asset value and maximum offering price per share
b
............................ $8.97 $18.91
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Funds
Financial Statements
Statements of Operations
for the year ended August 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $5,000,998 and $1,832,575, respectively)
Unaffiliated issuers ....................................................... $75,265,064 $32,051,911
Interest:
Unaffiliated issuers ....................................................... 3,093,956 2,945,101
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 9,346 46,253
Non-controlled affiliates (Note 3f) ............................................ 9,554 —
Other income (Note 1 d ) ..................................................... — 425
Total investment income .................................................. 78,377,920 35,043,690
Expenses:
Management fees (Note 3 a ) .................................................. 17,710,122 18,583,845
Distribution fees: (Note 3c )
    Class A ............................................................... 3,727,053 6,369,243
    Class C ............................................................... 148,404 56,253
    Class R ............................................................... 565,845 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 2,083,291 1,695,270
    Class C ............................................................... 20,770 3,712
    Class R ............................................................... 158,404 —
    Class R6 .............................................................. 145,962 12,237
    Advisor Class ........................................................... 776,709 61,860
Custodian fees ........................................................... 172,858 101,369
Reports to shareholders fees ................................................. 186,163 142,735
Registration and filing fees ................................................... 142,700 122,033
Professional fees .......................................................... 111,999 134,513
Trustees' fees and expenses ................................................. 330,546 345,061
Other ................................................................... 304,725 131,059
Total expenses ........................................................ 26,585,551 27,759,190
Expenses waived/paid by affiliates (Note 3 g ) .................................. (927,128) (4,613)
Net expenses ........................................................ 25,658,423 27,754,577
Net investment income ............................................... 52,719,497 7,289,113
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
(net of foreign taxes of $506,113 and $7,422,945, respectively)
Unaffiliated issuers ..................................................... 129,830,998 397,875,600
Foreign currency transactions ............................................... 40,784 (320,482)
Net realized gain (loss) ................................................. 129,871,782 397,555,118
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 24,670,661 (41,058,703)
Translation of other assets and liabilities denominated in foreign currencies ............. (253,458) 156,155
Change in deferred taxes on unrealized appreciation .............................. (3,215,761) (5,546,709)
Net change in unrealized appreciation (depreciation) ........................... 21,201,442 (46,449,257)
Net realized and unrealized gain (loss) ........................................... 151,073,224 351,105,861
Net increase (decrease) in net assets resulting from operations ......................... $203,792,721 $358,394,974
*
Includes gains from redemption in-kind (Note 3h).

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign Fund Templeton World Fund
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $52,719,497 $64,339,019 $7,289,113 $2,583,412
Net realized gain (loss) ............ 129,871,782 103,748,878 397,555,118 100,666,254
Net change in unrealized appreciation
(depreciation) ................. 21,201,442 171,507,654 (46,449,257) 520,751,727
Net increase (decrease) in net
assets resulting from operations . 203,792,721 339,595,551 358,394,974 624,001,393
Distributions to shareholders:
Class A ........................ (32,084,926) (38,812,451) (158,900,136) (14,953,871)
Class C ........................ (199,047) (295,894) (382,723) —
Class R ........................ (2,255,243) (2,632,847) — —
Class R6 ....................... (9,520,094) (9,644,844) (1,680,416) (205,885)
Advisor Class ................... (13,240,139) (17,081,011) (6,032,030) (895,055)
Total distributions to shareholders ..... (57,299,449) (68,467,047) (166,995,305) (16,054,811)
Capital share transactions: (Note 2 )
Class A ........................ (154,386,205) (157,603,357) (107,578,857) (272,123,294)
Class C ........................ (4,109,409) (6,197,267) (1,117,407) (1,777,651)
Class R ........................ (15,048,062) (7,085,712) — —
Class R6 ....................... (42,582,011) 9,999,335 (2,258,995) (17,165,412)
Advisor Class ................... (152,786,832) (70,354,689) (1,309,258) (32,853,217)
Total capital share transactions ....... (368,912,519) (231,241,690) (112,264,517) (323,919,574)
Net increase (decrease) in net
assets ..................... (222,419,247) 39,886,814 79,135,152 284,027,008
Net assets:
Beginning of year .................. 2,805,352,732 2,765,465,918 2,718,604,629 2,434,577,621
End of year ...................... $2,582,933,485 $2,805,352,732 $2,797,739,781 $2,718,604,629

Templeton Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At August 31, 2025, the Funds had no
securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2025
Shares sold
a
................................... 8,146,651 $68,114,745 5,103,637 $89,005,165
Shares issued in reinvestment of distributions .......... 3,989,681 30,321,574 8,899,573 149,067,843
Shares redeemed ............................... (30,400,498) (252,822,524) (19,822,496) (345,651,865)
Net increase (decrease) .......................... (18,264,166) $(154,386,205) (5,819,286) $(107,578,857)
Year ended August 31, 2024
Shares sold
a
................................... 9,555,624 $75,231,692 6,353,386 $99,358,967
Shares issued in reinvestment of distributions .......... 4,666,810 36,681,131 928,168 13,616,230
Shares redeemed ............................... (33,920,778) (269,516,180) (24,693,083) (385,098,491)
Net increase (decrease) .......................... (19,698,344) $(157,603,357) (17,411,529) $(272,123,294)
Class C
Class C Shares:
Year ended August 31, 2025
Shares sold ................................... 174,802 $1,466,613 37,667 $624,154
Shares issued in reinvestment of distributions .......... 25,725 196,796 23,995 378,875
Shares redeemed
a
.............................. (689,398) (5,772,818) (129,129) (2,120,436)
Net increase (decrease) .......................... (488,871) $(4,109,409) (67,467) $(1,117,407)
Year ended August 31, 2024
Shares sold ................................... 265,488 $2,125,389 56,191 $817,772
Shares issued in reinvestment of distributions .......... 36,831 290,964 — —
Shares redeemed
a
.............................. (1,083,426) (8,613,620) (176,119) (2,595,423)
Net increase (decrease) .......................... (781,107) $(6,197,267) (119,928) $(1,777,651)
Class R
1. Organization and Significant Accounting Policies
(continued)
f. Accounting Estimates
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class R Shares:
Year ended August 31, 2025
Shares sold ................................... 1,050,534 $8,499,430 — $—
Shares issued in reinvestment of distributions .......... 304,180 2,253,972 — —
Shares redeemed ............................... (3,128,651) (25,801,464) — —
Net increase (decrease) .......................... (1,773,937) $(15,048,062) — $—
Year ended August 31, 2024
Shares sold ................................... 1,479,757 $11,427,166 — $—
Shares issued in reinvestment of distributions .......... 342,528 2,627,190 — —
Shares redeemed ............................... (2,720,095) (21,140,068) — —
Net increase (decrease) .......................... (897,810) $(7,085,712) — $—
Class R6
Class R6 Shares:
Year ended August 31, 2025
Shares sold ................................... 8,400,845 $68,212,528 231,637 $4,057,103
Shares issued in reinvestment of distributions .......... 1,137,609 8,452,433 95,503 1,598,721
Shares redeemed ............................... (14,411,793) (119,246,972) (453,337) (7,914,819)
Net increase (decrease) .......................... (4,873,339) $(42,582,011) (126,197) $(2,258,995)
Year ended August 31, 2024
Shares sold ................................... 13,717,923 $107,363,530 309,898 $4,753,315
Shares issued in reinvestment of distributions .......... 1,089,371 8,377,264 13,688 200,657
Shares redeemed ............................... (13,511,386) (105,741,459) (1,610,919) (22,119,384)
Net increase (decrease) .......................... 1,295,908 $9,999,335 (1,287,333) $(17,165,412)
Advisor Class
Advisor Class Shares:
Year ended August 31, 2025
Shares sold ................................... 13,045,343 $105,600,853 977,752 $17,085,499
Shares issued in reinvestment of distributions .......... 1,587,795 11,813,196 336,737 5,640,353
Shares redeemed in-kind (Note 3h
)
.................. (14,642,321) (116,113,608) — —
Shares redeemed ............................... (18,843,371) (154,087,273) (1,383,044) (24,035,110)
Net increase (decrease) .......................... (18,852,554) $(152,786,832) (68,555) $(1,309,258)
Year ended August 31, 2024
Shares sold ................................... 15,356,768 $118,242,979 1,505,746 $23,667,750
Shares issued in reinvestment of distributions .......... 2,040,870 15,714,698 57,657 845,823
Shares redeemed ............................... (26,736,853) (204,312,366) (3,435,460) (57,366,790)
Net increase (decrease) .......................... (9,339,215) $(70,354,689) (1,872,057) $(32,853,217)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Templeton
Foreign Fund
Templeton
World Fund
Gross effective investment management fee rate .................................... 0.696% 0.696%

Templeton Funds
Notes to Financial Statements

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Annual Report
Under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, provides subadvisory services to
Templeton World Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund. Effective August 1, 2025, the subadvisory agreement was terminated for Templeton
World Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Funds. The fee is paid by
Global Advisors based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees
Templeton
Foreign Fund
Templeton
World Fund
Class A ................................................................. 0.25% 0.25%
Class C ................................................................. 1.00% 1.00%
Class R ................................................................. 0.50% —%
Templeton
Foreign Fund
Templeton
World Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $31,437 $24,485
CDSC retained ............................................................. $3,035 $610
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended August 31, 2025, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, and for R6 do not exceed 0.74%, based on the average net assets of each class until December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until December 31, 2025.
Templeton
Foreign Fund
Templeton
World Fund
Transfer agent fees .......................................................... $845,622 $608,983
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.25% . $— $23,768,717 $(23,768,717) $— $— $— — $9,554
Total Affiliated Securities ... $— $23,768,717 $(23,768,717) $— $— $— $9,554
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Other Affiliated Transactions
During the year ended August 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Templeton Foreign Fund. As a result, on November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $1,397,640 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
During the year ended August 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2025 and 2024, was as follows:
At August 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Templeton
Foreign Fund
Templeton
World Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................................................... $ 124,369,053 $ —
Templeton
Foreign Fund
Templeton
World Fund
Capital loss utilized carryforwards ............................................... $78,264,738 $—
Templeton Foreign Fund Templeton World Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $57,299,449 $68,467,047 $42,362,374 $16,054,811
Long term capital gain .................... — — 124,632,931 —
$57,299,449 $68,467,047 $166,995,305 $16,054,811
Templeton
Foreign Fund
Templeton
World Fund
a a a
Cost of investments ......................................................... $2,187,391,571 $2,128,030,320
Unrealized appreciation ....................................................... $530,136,751 $704,708,154
Unrealized depreciation ....................................................... (109,255,947) (24,993,140)
Net unrealized appreciation (depreciation) ......................................... $420,880,804 $679,715,014
Distributable earnings:
Undistributed ordinary income .................................................. $89,219,069 $—
Undistributed long term capital gains ............................................. — 306,794,156
Total distributable earnings .................................................... $89,219,069 $306,794,156
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax, corporate actions and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2025, were as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Templeton Foreign Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2025, the
Funds did not use the Global Credit Facility.
Templeton
Foreign Fund
Templeton
World Fund
Purchases ................................................................ $1,100,513,218 $2,641,417,872
Sales .................................................................... $1,443,917,515 $2,941,095,846
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 141,324,086 $ — $ 141,324,086
Denmark ............................. — 49,568,874 — 49,568,874
France ............................... — 299,331,250 — 299,331,250
Germany ............................. — 26,332,723 — 26,332,723
Hong Kong ........................... — 102,102,538 — 102,102,538
India ................................ — 71,790,884 — 71,790,884
Japan ............................... — 134,478,462 — 134,478,462
Netherlands ........................... — 206,346,031 — 206,346,031
Portugal .............................. — 51,885,013 — 51,885,013
Singapore ............................ — 61,850,393 — 61,850,393
South Korea .......................... — 87,398,370 — 87,398,370
Sweden .............................. — 38,027,612 — 38,027,612
Switzerland ........................... — 59,473,191 — 59,473,191
Taiwan ............................... — 77,439,183 — 77,439,183
United Kingdom ........................ — 476,591,225 — 476,591,225
United States .......................... 249,062,192 313,070,348 — 562,132,540
Short Term Investments ................... — 162,200,000 — 162,200,000
Total Investments in Securities ........... $249,062,192 $2,359,210,183
a
$— $2,608,272,375
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... — 53,878,377 — 53,878,377
France ............................... — 318,851,719 — 318,851,719
Germany ............................. — 101,390,524 — 101,390,524
India ................................ — 55,283,654 — 55,283,654
Japan ............................... — 45,666,201 — 45,666,201
Netherlands ........................... — 130,710,564 — 130,710,564
Taiwan ............................... 35,801,934 113,106,035 — 148,907,969
United Kingdom ........................ — 147,048,986 — 147,048,986
United States .......................... 1,696,700,495 63,506,845 — 1,760,207,340
Short Term Investments ................... — 45,800,000 — 45,800,000
Total Investments in Securities ........... $1,732,502,429 $1,075,242,905
b
$— $2,807,745,334

Templeton Funds
Notes to Financial Statements

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9. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of each
Fund's Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating each
Fund's operating results and allocating resources in accordance with each Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $2,197,010,183, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $1,029,442,905, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton World Fund and Templeton Foreign Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
World Fund and Templeton Foreign Fund (constituting Templeton Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August
31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended August 31, 2025:
Pursuant to:
Templeton Foreign
Fund
Templeton World
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $139,259,889
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $1,933,756 $13,890,112
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $72,791,684 $30,676,444
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $36,298,814
Section 163(j) Interest Dividends Earned §163(j) $2,367,924 $1,743,774
Templeton Foreign
Fund
Templeton World
Fund
Foreign Taxes Paid $3,700,503 —
Foreign Source Income
Earned $57,506,029 —

Templeton Funds

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Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON FUNDS
Templeton Foreign Fund
Templeton World Fund
(each a Fund)
At an in-person meeting held on May 29, 2025 (Meeting), the Board of Trustees (Board) of Templeton Funds (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of (i) the investment management agreement between Templeton Global
Advisors Limited (TGAL) and the Trust, on behalf of each Fund (Investment Management Agreement); and (ii) the investment sub-advisory agreement between TGAL and Templeton Asset Management Ltd (Sub-Adviser), an affiliate of TGAL, on behalf of Templeton World Fund (Sub-Advisory Agreement) for an additional one-year period. The Board also considered and approved an amendment to the Sub-Advisory Agreement between TGAL and the Sub-Adviser on behalf of Templeton
World Fund (Sub-Advisory Agreement Amendment, together with the Sub-Advisory Agreement, the Amended Sub-Advisory
Agreement). The Investment Management Agreement and the Amended Sub-Advisory Agreement are each referred to as a Management Agreement. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. TGAL and the Sub-Adviser are each referred to herein as a
Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager;
as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

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Templeton Foreign Fund - The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its
Performance Universe. The Board discussed this performance with management and management explained that the Fund’s deeper value strategy and lower quality characteristics versus the Performance Universe negatively impacted the Fund’s relative returns given the challenging market environment for the Fund’s value investment style over the one- and five-year periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, changes to the Fund’s portfolio positioning. Management further discussed its conviction in the Fund’s current portfolio positioning and investment processes and its view that, despite the recent market environment, it believes the Fund’s current portfolio positioning will positively impact the Fund’s performance over the longer term. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Templeton World Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized total return was positive for all periods with a one-year return of
18.11% that fell within the first quintile of the Fund’s Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Templeton World Fund and Templeton Foreign Fund and for each other fund in their applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Templeton Foreign Fund - The Expense Group for the Fund included the Fund, four other international multi-cap value funds, three international multi-cap core funds, and three international multi-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Templeton World Fund - The Expense Group for the Fund included the Fund and five other global multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board reviewed and considered information from the Managers with respect to the Sub-Advisory
Agreement Amendment, which included information on an increase to the sub-advisory fee paid by TGAL to the Sub-Adviser from 25% to 33% of the “net advisory fee” paid by the Fund to TGAL, in light of the retirement of a portfolio manager of the
Fund employed by TGAL and the reallocation of responsibilities as between TGAL and the Sub-Adviser. The Board also noted
that the amended sub-advisory fee does not impact the amount of management fees that are currently paid by the Fund as

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Annual Report
the Sub-Adviser is paid by TGAL out of the management fee that TGAL receives from the Fund. The Board further noted that the allocation of the fee between TGAL and the Sub-Adviser reflects the services provided by the Sub-Adviser pursuant to the
Sub-Advisory Agreement. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TGAL and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

TLF-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025